Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

May 27, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds (the “Trust”)
Post-Effective Amendment No. 71 (File No. 33-73404)
Amendment No. 73 (File No. 811-08236)

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 71, and for filing under the Investment Company Act of 1940, as amended, is Amendment No. 73 to the Registration Statement on Form N-1A (the “Amendment”) of the Trust. The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act and will become effective on July 31, 2010 pursuant to sub-paragraph (a)(1) of Rule 485. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to bring the prospectuses and statements of additional information for each series of the Trust into compliance with the recent amendments to Form N-1A. Prior to the effective date of this Amendment, the Trust intends to make a filing pursuant to Rule 485(b) under the 1933 Act to update the Trust’s series’ performance and financial information and make other non-material changes.

The Trust notes that the staff has previously reviewed the Summary Prospectuses for Northern Institutional Funds (Accession No. 0001193125-10-15597). The Trust’s Summary Prospectuses included in the Amendment are substantially identical in format and style to those of the Northern Institutional Funds.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1137.

Very truly yours,

/s/ Mary Jo Reilly
Mary Jo Reilly

Enclosures

cc:	Craig Carberry, Esquire
Owen Meacham, Esquire